UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2009

Check here if Amendment [  ]: Amendment Number:

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Keywise Capital Management Limited
Address:  Walker House
          87 Mary Street, George Town
          Grand Cayman KYI-9005
          Cayman Islands

Form 13F File Number:      To be determined after filing
                           -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fang Zheng
Title:      Director of Keywise Capital Management Limited
Phone:      +852 2815 7994

Signature, Place and Date of Signing:

      /s/ Fang Zheng                 Beijing, China          February 12, 2010
--------------------------           --------------          -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               ------------
Form 13F Information Table Entry Total:                 7
                                               ------------
Form 13F Information Table Value Total:          $160,204
                                               -------------
                                              (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                  KEYWISE CAPITAL MANAGEMENT LIMITED
                                                                 FORM 13F
                                                   Quarter Ended December 31, 2009

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                               CLASS                      VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                               -----                      ------      -------   ---  ----  ----------   -----    -------------------
NAME OF ISSUER                 TITLE          CUSIP      (X$1,000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------                 -----          -----      ---------    -------   ---  ----  ----------  --------   ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
AIRMEDIA GROUP INC            SPONSORED ADR   009411109   19,648     2,616,241  SH            SOLE             2,616,241
CHINA MED TECHNOLOGIES INC    SPONSORED ADR   169483104   32,084     2,283,565  SH            SOLE             2,283,565
EXCEED COMPANY LTD               SHS          G32335104    7,426       873,600  SH            SOLE               873,600
MELCO CROWN ENTMT LTD            ADR          585464100    1,077       320,440  SH            SOLE               320,440
NATIONAL OILWELL VARCO INC       COM          637071101    4,078        92,500  SH            SOLE                92,500
SUNTECH PWR HLDGS CO LTD         ADR          86800C104   46,310     2,784,700  SH            SOLE             2,784,700
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100   49,581     4,334,008  SH            SOLE             4,334,008
